PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Mar. 31, 2021
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software, net

	March 31,	March 31,
	2020	2021
	RMB	RMB

Cost
Leasehold improvement	159,780	167,073
Computer equipment	149,134	61,758
Software	26,032	26,018
Furniture	19,143	3,650
Vehicle and motor	3,761	2,254
Construction in progress	3,553	-
Total property, equipment and software	361,403	260,753

Less: accumulated depreciation and amortization
Leasehold improvement	(145,134)	(159,103)
Computer equipment	(109,323)	(56,961)
Software	(9,077)	(11,561)
Furniture	(8,823)	(2,738)
Vehicle and motor	(1,488)	(1,084)
Total accumulated depreciation and amortization	(273,845)	(231,447)

Net book value	87,558	29,306